SIGNIFICANT ACCOUNTING POLICIES (Details 5) (Matrix [Member])	12 Months Ended
Dec. 31, 2011
Matrix [Member]
Expected term	4 years 7 months 6 days
Dividend yield	0.00%
Expected volatility	36.50%
Risk-free interest rate	4.30%